Basis of Presentation and Summary of Significant Accounting Policies - Leases (Details) - CAD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Operating leases	$ 4,786
Exemptions for short term leases for which the underlying assets are of low value	(1,505)
Discounting	(370)
Lease liabilities recognized on the initial adoption of IFRS 16		$ 1,175
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities recognized on the initial adoption of IFRS 16	$ 2,911